Average Annual Total Returns - Retail - Vanguard Total International Stock Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 10 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 10 Years
Total	11.28%	9.09%	5.13%	10.68%	8.32%	4.41%	7.04%	7.03%	3.92%	11.24%	9.07%	5.22%	11.12%	8.98%	5.06%	11.24%	9.07%	5.18%